                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9/30/11
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Check Here if Amendment /X/; Amendment Number:      1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
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   Address:      2000 Avenue of the Stars, 12th Floor
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                 Los Angeles, CA 90067
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Form 13F File Number:    028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
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Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
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Phone:   310-201-4140
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Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA         May 14, 2012
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           [Signature]                  [City, State]             [Date]

This report is being filed to correct an error in the number of shares of Cumulus Media, Inc. previously reported in this period.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
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Form 13F Information Table Entry Total: 16
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Form 13F Information Table Value Total: $1,625,094
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                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-14343         ACOF Operating Manager III, LLC
4.     28-14340         Ares SPC Holdings GP LLC

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include each manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

    COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5               COLUMN 6   COLUMN 7 COLUMN 8
    ---------------------------- ---------------- --------- ------------ ---------------        ---------- -------- ----------------
    Name of Issuer               Title of         CUSIP     MARKET VALUE SHRS OR PRN AMT SH/PRN INVESTMENT OTHER    VOTING AUTHORITY
                                 Class                      (x$1000)                            DISCRETION MANAGERS SOLE
    ---------------------------- ---------------- --------- ------------ --------------- ------ ---------- -------- ----------------
 1 Air Lease Corp                CL A             00912X302   $  133,333       6,944,444 SH     Defined    3*              6,944,444
 2 Alere Inc.                    PERP PFD CON SER 01449J204   $   20,523         106,890 SH     Defined                      106,890
 3 Ares Capital Corporation      COM              04010L103   $   39,381       2,859,882 SH     Sole                       2,859,882
 4 Carter Inc.                   COM              146229109   $    8,398         275,000 SH     Defined                      275,000
 5 Charter Communications, Inc.  CL A NEW         16117M305   $   35,786         764,000 SH     Defined                      764,000
 6 Cumulus Media, Inc.           CL A             231082108   $    9,014       3,173,855 SH     Defined                    3,173,855
 7 Douglas Dynamics, Inc.        COM              25960R105   $    4,250         332,563 SH     Defined    1*                332,563
 8 Exco Resources Inc.           Com              269279402   $  140,355      13,092,787 SH     Defined    1, 2 *         13,092,787
 9 General Mtrs Co               JR PFD CNV SRB   37045V209   $      538          15,335 SH     Defined                       15,335
10 GNC Hldgs Inc.                COM CL A         36191G107   $  600,902      29,865,918 SH     Defined    2*             29,865,918
11 Hanger Orthopedic Group Inc.  COM NEW          41043F208   $   33,222       1,758,730 SH     Defined    1 *             1,758,730
12 Lear Corp                     COM NEW          521865204   $   71,028       1,655,664 SH     Defined                    1,655,664
13 LyondellBasell Industries NV  SHS-A            N53745100   $  440,058      18,013,041 SH     Defined    3, 4*          18,013,041
14 Magnachip Semiconductor LLC   COM              55933J203   $       71          10,500 SH     Defined                       10,500
15 SandRidge Energy, Inc.        COM              80007P307   $   13,900       2,500,000 SH     Defined    2*              2,500,000
16 Stream Global SCVS Inc.       COM              86323M100   $   74,335      36,085,134 SH     Defined    2*             36,085,134
                                                              $1,625,094     117,453,743                                 117,453,743